Identified Intangible Assets, Indefinite-Lived Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013
Indefinite-lived Intangible Assets [Line Items]
Intangible Assets Gross	$ 991	$ 847
Acquisition-related Trade Names [Member]
Indefinite-lived Intangible Assets [Line Items]
Gross assets, Indefinite-Lived Intangible Assets	788	818
Other Intangible Assets [Member]
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived Intangible Assets Acquired	197
Gross assets, Indefinite-Lived Intangible Assets	$ 203	$ 29